6. Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivable Tables Abstract
Schedule of trade account receivables
	2018	2017
Trade accounts receivable	2,969,116	2,567,063

Gross accounts receivable	3,656,044	3,031,808

Billed services	1,733,229	1,390,616
Unbilled services	774,484	610,570
Network use (interconnection)	455,228	367,894
Sale of goods	691,312	661,180
Other accounts receivable	1,791	1,548

Provision for losses on expected accounts	(686,928)	(464,745)

Current portion	(2,838,808)	(2,540,856)
Non-current portion	130,308	26,207

Schedule of changes in the allowance for doubtful accounts
	2018	2017

Opening balance	464,745	370,452
Effect of the adoption of IFRS 9 (note 2.f)	130,137	-
Set-up of provision	544,881	316,387
Write-off of Provision	(452,835)	(222,094)
Closing Balance	686,928	464,745

Schedule of aging of the accounts receivable
	2018	2017

Total	3,656,044	3,031,808

Falling due	2,459,315	2,028,983
Overdue- 1 to 30 days	308,744	271,560
Overdue - 31 to 60 days	144,309	113,584
Overdue -61 to 90 days	117,759	109,568
Overdue - over than 90 days	625,917	508,113